Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ZYVERSA THERAPEUTICS, INC.
Entity Central Index Key	0001859007
Entity Primary SIC Number	2834
Entity Tax Identification Number	86-2685744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 N. Commerce Parkway
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Weston
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33326
City Area Code	(754)
Local Phone Number	231-1688
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false